THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATION — 23.1%

	Face Amount	Value
U.S. Treasury Bills (A)(B)^
0.073%, 02/02/21	$10,000,000	$9,999,995
TOTAL U.S. TREASURY OBLIGATION

(Cost $9,999,981)		9,999,995

TOTAL INVESTMENTS — 23.1%
(Cost $9,999,981)		$9,999,995

A list of the open futures contracts held by the Fund at January 31, 2021, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)
90-Day Euro$	(27)	Sep-2021	$(6,738,075)	$(6,738,862)	$(787)
Amsterdam Index	(14)	Feb-2021	(2,185,999)	(2,162,412)	19,764
AUDUSD Currency	59	Mar-2021	4,557,375	4,508,485	(48,890)
Australian 10-Year Bond	85	Mar-2021	9,608,632	9,475,779	(45,292)
Brent Crude^	27	Mar-2021	1,490,440	1,486,080	(4,360)
British Pound	56	Mar-2021	4,778,681	4,796,750	18,069
CAC40 10 Euro Index	26	Feb-2021	1,779,110	1,702,559	(74,771)
CAD Currency	67	Mar-2021	5,269,555	5,234,040	(35,515)
Canadian 10-Year Bond	191	Mar-2021	22,160,806	22,047,711	(44,826)
Coffee C^	1	Mar-2021	46,162	46,106	(56)
Copper^	9	Apr-2021	816,300	800,100	(16,200)
Corn^	(16)	Mar-2021	(421,350)	(437,600)	(16,250)
Cotton No. 2^	8	Mar-2021	329,835	322,560	(7,275)
DAX Index	3	Mar-2021	1,283,408	1,223,438	(46,165)
Euro	16	Mar-2021	2,433,850	2,428,600	(5,250)
Euro STOXX 50	(10)	Mar-2021	(428,673)	(422,072)	7,290
Euro-BTP	26	Mar-2021	4,758,799	4,764,390	11,410
Euro-Bund	(54)	Mar-2021	(11,647,108)	(11,615,475)	30,805
Euro-OAT	(105)	Mar-2021	(21,411,799)	(21,288,485)	56,090
FTSE 100 Index	(36)	Mar-2021	(3,198,852)	(3,137,576)	71,080
FTSE MIB Index	14	Mar-2021	1,849,151	1,829,618	(15,124)
Gasoline^	29	Mar-2021	1,872,116	1,891,189	19,073
Gold^	6	May-2021	1,113,480	1,110,180	(3,300)
Hang Seng Index	(14)	Feb-2021	(2,684,926)	(2,556,773)	127,847
IBEX	19	Feb-2021	1,919,224	1,786,996	(128,816)
Japanese 10-Year Bond	6	Mar-2021	8,773,205	8,696,549	(8,317)
Japanese Yen	47	Mar-2021	5,689,487	5,611,213	(78,274)
Lean Hogs^	35	Apr-2021	1,055,460	1,073,100	17,640
Live Cattle^	(13)	May-2021	(619,480)	(633,620)	(14,140)
LME Aluminum^	52	Feb-2021	2,637,081	2,564,744	(72,337)
LME Aluminum^	(52)	Feb-2021	(2,623,321)	(2,564,744)	58,577

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JANUARY 31, 2021 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
LME Aluminum^	18	Mar-2021	$904,585	$885,546	$(19,039)
LME Aluminum^	(38)	Mar-2021	(1,907,869)	(1,869,486)	38,383
LME Copper^	15	Feb-2021	2,902,836	2,948,438	45,602
LME Copper^	(15)	Feb-2021	(2,975,481)	(2,948,438)	27,043
LME Copper^	11	Mar-2021	2,206,069	2,161,431	(44,638)
LME Copper^	(6)	Mar-2021	(1,190,200)	(1,178,963)	11,237
LME Lead^	56	Feb-2021	2,910,006	2,821,700	(88,306)
LME Lead^	(56)	Feb-2021	(2,826,800)	(2,821,700)	5,100
LME Lead^	34	Mar-2021	1,738,775	1,720,400	(18,375)
LME Lead^	(12)	Mar-2021	(608,826)	(607,200)	1,626
LME Nickel^	22	Feb-2021	2,226,829	2,330,922	104,093
LME Nickel^	(22)	Feb-2021	(2,305,720)	(2,330,922)	(25,202)
LME Nickel^	7	Mar-2021	744,443	742,287	(2,156)
LME Nickel^	(9)	Mar-2021	(961,632)	(954,369)	7,263
LME Zinc^	13	Feb-2021	917,092	832,488	(84,604)
LME Zinc^	(13)	Feb-2021	(915,725)	(832,488)	83,237
LME Zinc^	20	Mar-2021	1,382,519	1,285,000	(97,519)
LME Zinc^	(11)	Mar-2021	(734,094)	(706,750)	27,344
Long Gilt 10-Year Bond	(18)	Apr-2021	(3,307,034)	(3,306,515)	9,261
NASDAQ 100 Index E-MINI	(8)	Mar-2021	(2,023,080)	(2,065,800)	(42,720)
Natural Gas^	(36)	Feb-2021	(894,610)	(923,040)	(28,430)
Nikkei 225 Index	(10)	Mar-2021	(2,595,018)	(2,632,107)	(64,154)
NY Harbor ULSD^	14	Mar-2021	936,873	939,859	2,986
NYMEX Cocoa^	(6)	Mar-2021	(152,440)	(151,860)	580
Platinum^	(11)	May-2021	(605,035)	(593,560)	11,475
S&P 500 Index E-MINI	1	Mar-2021	187,987	185,260	(2,727)
S&P TSX 60 Index	11	Mar-2021	1,852,247	1,760,172	(69,595)
Silver^	(1)	Apr-2021	(136,175)	(134,570)	1,605
Soybean^	21	Mar-2021	1,337,288	1,438,500	101,212
Soybean Meal^	22	Mar-2021	975,710	948,200	(27,510)
Soybean Oil^	2	Mar-2021	54,324	53,544	(780)
SPI 200 Index	(22)	Mar-2021	(2,777,261)	(2,749,433)	23,075
Sugar No. 11	21	Mar-2021	368,458	372,322	3,864
U.S. 10-Year Treasury Notes	79	Mar-2021	10,843,328	10,825,469	(17,859)
Wheat^	(4)	Mar-2021	(131,175)	(132,600)	(1,425)
WTI Crude Oil^	33	Feb-2021	1,732,050	1,722,600	(9,450)

			$39,435,818	$38,876,905	$(367,803)

           Percentages are based on Net Assets of $43,297,602.

(A)     Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(B)     The rate shown is the security’s effective yield at time of purchase.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JANUARY 31, 2021 (Unaudited)

^	Security, or a portion thereof, is held by the RQSI GAA Systematic Global Macro Fund, Ltd., a wholly owned subsidiary of the Fund, as of January 31, 2021.
†	The foreign exchange rate for the notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali

CAC — Cotation Assistee en Continu (continuous assisted quotation)

CAD — Canadian Dollar

DAX — Deutscher Aktien 30 Index

FTSE — Financial Times Stock Exchange

IBEX — International Business Exchange

LME — London Metal Exchange

MIB — Milano Indice di Borsa

NASDAQ — National Association of Securities Dealers and Automated Quotation

NYMEX — New York Mercantile Exchange

OAT — Obligations Assimilables du Trésor

S&P — Standard & Poors

SPI — Share Price Index

STOXX — Eurozone Stock Index

TSX — Toronto Stock Exchange

ULSD — Ultra-Low Sulfur Diesel

USD — United States Dollar

WTI — West Texas Intermediate

The following is a list of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$9,999,995	$—	$9,999,995

Total Investments in Securities	$—	$9,999,995	$—	$9,999,995

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$942,631	$–	$–	$942,631
Unrealized Depreciation	(1,310,434)	–	–	(1,310,434)

Total Other Financial Instruments	$(367,803)	$–	$–	$(367,803)

* Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-002-0600

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